FINANCIAL RISK MANAGEMENT AND FAIR VALUES - CREDIT RISK (Details) - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of single customer accounted for greater than ten percent of total accounts receivable		0
Basis period of other receivables expected loss	12 months
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of total accounts receivable	10.00%